Financial Instruments - Fair Values and Risk Management - Impairment Losses on Financial Assets Recognised in Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Impairment loss on trade receivables	€ 1,802	€ 2,389	€ 745